RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of key management remuneration

	2022	2021	2020

Short-term benefits (i)	74.2	68.3	26.0
Share-based payments (ii)	66.0	65.3	42.7
Total key management remuneration	140.2	133.6	68.7

(i)	These mainly correspond to management’s salaries and profit sharing (including performance bonuses).

(ii)	These correspond to the compensation cost of share options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.

Schedule of Transactions with related parties

	2022
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)
AB Africa	1.6	-	-
AB InBev	142.7	-	(82.0)
AB Package	-	-	(79.3)
AB Services	23.7	-	(5.7)
AB USA	71.1	-	(237.7)
Bavaria	13.9	-	(6.9)
Cervecería Modelo	12.0	-	(345.5)
Cervecerías Peruanas	0.9	-	(46.4)
Inbev	1.0	23.9	(12.2)
Panamá Holding	3.9	-	-
Others	19.9	0.9	(14.7)
	290.7	24.8	(830.4)

	2021
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends receivables
AB Africa	5.3	-	-	-
AB InBev	45.4	-	(167.0)	-
AB Package	-	-	(63.1)	-
AB Services	32.7	-	(3.0)	-
AB USA	34.5	11.5	(330.7)	-
Bavaria	3.6	-	(11.0)	-
Cervecería Modelo	6.1	-	(548.4)	-
Cervecerías Peruanas	3.4	-	(16.6)	-
Inbev	0.8	26.4	(26.4)	-
Panama Holding	4.6	-	-	1.5
Others	18.7	1.1	(44.5)	-
	155.1	39.0	(1,210.7)	1.5

(i) The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.

	2022	2021
Non-current	Trade payables	Trade payables
ITW International	(343.6)	(407.9)
	(343.6)	(407.9)

The tables below represent transactions with related parties, recognized in the income statement:

	2022
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	5.2	(117.3)	(8.5)	208.7
AB Package	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-
AB USA	25.5	-	(1,129.7)	(3.2)	-
Ambev Peru	0.6	-	-	-	-
Bavaria	32.0	-	(56.7)	-	-
Cervecería Modelo	124.4	-	(1,323.6)	-	-
Cervecerías Peruanas	1.7	-	(49.6)	-	-
GCC India	-	-	-	(7.1)	-
Inbev	-	-	(129.8)	-	-
ITW International	-	-	-	-	37.3
Other	84.8	9.6	(87.2)	-	1.9
	269.1	14.8	(3,250.7)	(36.9)	247.9

	2021
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payable	Net finance cost
AB InBev	0.7	-	(180.3)	(10.7)	-
AB Package	-	-	(286.7)	-	-
AB Procurement	-	-	-	(16.1)	-
AB USA	32.1	-	(1,209.9)	(3.9)	0.3
Ambev Peru	3.2	-	-	-	-
Bavaria	30.9	-	(57.0)	-	-
Cervecería Modelo	0.8	-	(1,708.2)	-	-
Cervecerías Peruanas	3.2	-	(32.9)	-	-
GCC India	-	-	-	(8.2)	-
Inbev	-	-	(107.9)	-	-
ITW International	-	-	-	-	42.2
Other	19.5	3.6	(143.0)	-	-
	90.4	3.6	(3,725.9)	(38.9)	42.5

	2020
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.3	-	(80.6)	(9.9)	-
AB Package	-	-	(159.2)	-	-
AB Procurement	0.2	-	(0.6)	(17.3)	-
AB USA	35.2	-	(977.0)	(3.2)	-
Bavaria	26.1	-	(48.0)	-	-
Cervecería Modelo	(0.1)	-	(1,269.6)	-	-
Cervecerías Peruanas	13.3	-	(40.3)	-	-
GCC India	-	-	-	(7.3)	-
Inbev	(0.9)	-	(102.3)	-	-
ITW International	-	-	-	-	10.5
Oriental Brewery	2.0	-	-	-	-
Other	22.1	0.2	(83.9)	-	1.5
	98.2	0.2	(2,761.5)	(37.7)	12.0